Summary of Significant Accounting Policies and Disclosures (Details)	1 Months Ended	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2021 shares	Mar. 31, 2020 USD ($)	Mar. 25, 2019	Jun. 30, 2020 USD ($)	Nov. 15, 2018 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Document Accounting Standard						U.S. GAAP
Allowances for doubtful accounts						$ 0	$ 0
Capitalized interest						$ 0	0
Depreciation method						straight-line
Vessel estimated useful life						30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)						$ 400
Period between scheduled regulatory drydockings						5 years
Future charter rate assumptions						charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter
Forecast Rate Period following charter expiry						4 years
Number of Reportable Segments						1
Total aggregate carrying amount						$ 1,140,583,000	1,155,586,000
Vessel impairment charges						$ 8,497,000	$ 0	$ 71,834,000
Number of banks holding deposits						8	5
Reverse Stock Split [Member] | Common Shares [Member]
Significant Accounting Policies [Line Items]
Shareholders' Equity, Reverse Stock Split			On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight . The Class A common shares and Class B common shares per share amounts disclosed in the consolidated financial statements and notes give effect to the reverse stock split retroactively, for all years presented.
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio			8
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage						8.75%
Series C Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Series C Preferred shares issued | shares					250,000
Series C Preferred Shares [Member] | Kelso [Member]
Significant Accounting Policies [Line Items]
Conversion of stock shares converted | shares	250,000
Common Class A [Member] | Kelso [Member]
Significant Accounting Policies [Line Items]
Conversion of Stock shares issued | shares	12,955,188
Two Vessel Groups [Member]
Significant Accounting Policies [Line Items]
Total aggregate carrying amount		$ 15,585,000		$ 8,008,000
Fair value of property, plant and equipment		8,000,000		7,096,000
Vessel impairment charges		$ 7,585,000		$ 912,000
Three Vessel Groups [Member]
Significant Accounting Policies [Line Items]
Total aggregate carrying amount								165,334,000
Fair value of property, plant and equipment								93,500,000
Vessel impairment charges								$ 71,834,000
UNITED KINGDOM
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company						1	1
Principal rate of corporate income tax						19.00%	19.00%